Equity-accounted Investments - Condensed Summary of Company's Investments in and Advances to Joint Ventures (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Schedule of Equity Method Investments [Line Items]
Investments in subsidiaries	$ 12,954	$ 28,562
Teekay Parent
Schedule of Equity Method Investments [Line Items]
Investments in subsidiaries	$ 724,016	$ 635,060